Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of earnings per share

Weighted average number of shares – Basic earnings per share
(in number of shares)	2025	2024	2023
Issued shares at the beginning of year (note 25)	19,214,554	19,188,073	12,833,126
Weighted average shares issued	62,006	12,934	5,792,435
Weighted average number of shares at December 31	19,276,560	19,201,007	18,625,561

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2025	2024	2023
Weighted average at December 31	19,276,560	19,201,007	18,625,561
Effect of dilutive options	—	1,594	6,550
Weighted average number of shares (diluted) at December 31	19,276,560	19,202,601	18,632,111

	2025	2024	2023
Profit for the year attributable to owners of the Company (basic)	55,219	17,899	(7,862)
Blanket Mine Employee Trust Adjustment	(686)	(389)	(262)
Profit attributable to ordinary shareholders (diluted)	54,533	17,510	(8,124)
Basic earnings per share - $	2.83	0.91	(0.44)
Diluted earnings per share - $	2.83	0.91	(0.44)